Summary of Significant Accounting Policies - Summary of Average Yields for the Stable Fund (Details) - EBP 003 [Member] - Stable Fund [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Average Yields [Line Items]
Based on actual earnings credited to plan	3.78%	3.79%
Based on average declared interest rate	3.87%	3.64%